Investments in Associates 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Korea Gas Corporation
Disclosure of associates [line items]
Total assets	₩ 43,669,902	₩ 35,909,775
Total liabilities	34,550,567	28,174,619
Sales of Associates	27,520,756	20,833,722
Profit (loss) for the period of Associates	950,757	(172,060)
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Total assets	158,163	164,015
Total liabilities	73,278	75,636
Sales of Associates	312,705	297,962
Profit (loss) for the period of Associates	7,233	16,284
YTN Co., Ltd.
Disclosure of associates [line items]
Total assets	367,950	295,151
Total liabilities	126,062	105,923
Sales of Associates	137,439	126,730
Profit (loss) for the period of Associates	51,044	7,095
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	71,153	77,297
Total liabilities	1,121	1,336
Sales of Associates	19,623	23,350
Profit (loss) for the period of Associates	5,433	7,472
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Total assets	812,287	874,574
Total liabilities	391,754	416,732
Sales of Associates	101,818	390,442
Profit (loss) for the period of Associates	(280)	55,591
Korea Power Exchange
Disclosure of associates [line items]
Total assets	331,640	337,577
Total liabilities	61,912	68,455
Sales of Associates	110,075	104,698
Profit (loss) for the period of Associates	492	979
Taebaek Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	30,375	28,048
Total liabilities	3,176	2,480
Sales of Associates	5,744	4,364
Profit (loss) for the period of Associates	1,588	(561)
Taeback Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	43,411	44,434
Total liabilities	29,985	32,085
Sales of Associates	5,910	5,023
Profit (loss) for the period of Associates	1,371	1,368
Pyeongchang Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	69,939	72,713
Total liabilities	48,295	52,606
Sales of Associates	10,087	8,387
Profit (loss) for the period of Associates	1,537	(154)
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Total assets	757,157	789,277
Total liabilities	476,152	498,346
Sales of Associates	188,193	126,343
Profit (loss) for the period of Associates	(10,232)	1,941
Changjuk Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	29,539	27,515
Total liabilities	1,690	1,292
Sales of Associates	6,213	4,777
Profit (loss) for the period of Associates	3,265	656
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	13,859	18,240
Total liabilities	5,423	9,219
Sales of Associates	3,222	3,564
Profit (loss) for the period of Associates	805	728
SPC Power Corporation
Disclosure of associates [line items]
Total assets	242,058	255,462
Total liabilities	18,535	17,705
Sales of Associates	54,042	47,091
Profit (loss) for the period of Associates	35,441	39,677
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	8,151,333	7,427,157
Total liabilities	5,976,164	5,428,013
Sales of Associates	2,511,377	1,955,707
Profit (loss) for the period of Associates	(404,570)	64,077
PT. Cirebon Electric Power
Disclosure of associates [line items]
Total assets	697,614	730,020
Total liabilities	254,089	301,615
Sales of Associates	273,650	246,014
Profit (loss) for the period of Associates	39,965	40,676
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Total assets	24,693	22,215
Total liabilities	102,722	93,736
Sales of Associates	0	0
Profit (loss) for the period of Associates	(99)	(142)
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Total assets	26,625	23,999
Total liabilities	98,360	89,739
Sales of Associates	0	0
Profit (loss) for the period of Associates	(99)	(142)
PT Wampu Electric Power
Disclosure of associates [line items]
Total assets	209,172	199,841
Total liabilities	132,917	139,264
Sales of Associates	20,294	20,265
Profit (loss) for the period of Associates	7,102	7,372
PT. Bayan Resources TBK
Disclosure of associates [line items]
Total assets	2,884,474	1,544,875
Total liabilities	743,452	795,131
Sales of Associates	3,264,057	1,646,390
Profit (loss) for the period of Associates	1,456,893	219,406
S-Power Co., Ltd.
Disclosure of associates [line items]
Total assets	856,963	782,561
Total liabilities	603,519	554,393
Sales of Associates	608,259	421,519
Profit (loss) for the period of Associates	24,998	(10,805)
Pioneer Gas Power Limited
Disclosure of associates [line items]
Total assets	282,577	260,344
Total liabilities	438,366	359,790
Sales of Associates	0	0
Profit (loss) for the period of Associates	(36,864)	(44,568)
Eurasia Energy Holdings
Disclosure of associates [line items]
Total assets	606	556
Total liabilities	1,082	993
Sales of Associates	0	0
Profit (loss) for the period of Associates	0	0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,321,406	1,138,994
Total liabilities	947,430	876,336
Sales of Associates	161,686	140,069
Profit (loss) for the period of Associates	76,996	(11,318)
Hadong Mineral Fiber Co., Ltd.
Disclosure of associates [line items]
Total assets		203
Total liabilities		231
Sales of Associates		0
Profit (loss) for the period of Associates		0
PT. Mutiara Jawa
Disclosure of associates [line items]
Total assets	24,355	23,061
Total liabilities	15,498	16,923
Sales of Associates	10,958	7,946
Profit (loss) for the period of Associates	2,835	2,523
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Total assets	26,545	24,024
Total liabilities	1,854	598
Sales of Associates	14,281	10,483
Profit (loss) for the period of Associates	1,237	23
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	109,354	116,929
Total liabilities	96,222	102,457
Sales of Associates	36,029	27,486
Profit (loss) for the period of Associates	(1,269)	(8,303)
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,412,537	4,559,480
Total liabilities	4,509,791	4,351,119
Sales of Associates	740,028	0
Profit (loss) for the period of Associates	51,450	(12,280)
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Total assets	4,001,681	2,630,752
Total liabilities	3,851,537	2,475,848
Sales of Associates	0	0
Profit (loss) for the period of Associates	(4,188)	(3,623)
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,028,028	1,020,650
Total liabilities	764,551	814,369
Sales of Associates	653,117	520,468
Profit (loss) for the period of Associates	57,202	32,002
Haeng Bok Do Si Photovoltaic Power Co Ltd
Disclosure of associates [line items]
Total assets	1,823	2,001
Total liabilities	1,033	1,258
Sales of Associates	426	387
Profit (loss) for the period of Associates	46	(11)
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,398,244	1,374,640
Total liabilities	1,139,521	1,095,926
Sales of Associates	750,127	524,890
Profit (loss) for the period of Associates	(16,685)	10,982
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Total assets	62,926	58,699
Total liabilities	12,995	12,122
Sales of Associates	0	0
Profit (loss) for the period of Associates	0	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,321	6,281
Total liabilities	1,664	1,634
Sales of Associates	0	0
Profit (loss) for the period of Associates	(149)	(810)
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Total assets	2,149,060	2,174,835
Total liabilities	1,432,083	1,455,935
Sales of Associates	760,323	685,579
Profit (loss) for the period of Associates	44,035	41,955
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Total assets	13,046	13,843
Total liabilities	4,970	6,718
Sales of Associates	3,519	3,343
Profit (loss) for the period of Associates	1,621	1,149
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	163,016	170,261
Total liabilities	145,664	139,995
Sales of Associates	45,088	40,241
Profit (loss) for the period of Associates	(10,843)	(6,422)
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	8,503	9,340
Total liabilities	28,981	28,322
Sales of Associates	0	0
Profit (loss) for the period of Associates	(1,496)	(1,501)
Korea Electric Vehicle Charging Service
Disclosure of associates [line items]
Total assets	13,351	8,173
Total liabilities	6,207	6,116
Sales of Associates	13,808	10,807
Profit (loss) for the period of Associates	(1,022)	(1,756)
Korea Nuclear Partners Co., Ltd.
Disclosure of associates [line items]
Total assets		1,350
Total liabilities		105
Sales of Associates		1,062
Profit (loss) for the period of Associates		(150)
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Total assets	49,150	42,988
Total liabilities	237	249
Sales of Associates	9,773	82
Profit (loss) for the period of Associates	9,534	(730)
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Total assets	11,196	10,424
Total liabilities	426	946
Sales of Associates	4,703	5,130
Profit (loss) for the period of Associates	1,306	1,488
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	368	368
Total liabilities	324	324
Sales of Associates	0	0
Profit (loss) for the period of Associates	(1)	(1)
Yaksu ESS Co., Ltd.
Disclosure of associates [line items]
Total assets	6,999	6,584
Total liabilities	4,535	5,022
Sales of Associates	1,715	217
Profit (loss) for the period of Associates	903	(212)
Nepal Water & Energy Development Company Private Ltd
Disclosure of associates [line items]
Total assets	153,184	109,321
Total liabilities	58,545	41,093
Sales of Associates	0	0
Profit (loss) for the period of Associates	(642)	(444)
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	128,375	28,634
Total liabilities	1,136	24,095
Sales of Associates	0	0
Profit (loss) for the period of Associates	(688)	(113)
PND Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	37,152	38,997
Total liabilities	33,444	35,566
Sales of Associates	5,078	5,129
Profit (loss) for the period of Associates	(128)	(121)
Hyundai Ecoenergy Co., Ltd.
Disclosure of associates [line items]
Total assets	186,309	195,040
Total liabilities	158,111	173,800
Sales of Associates	25,762	24,166
Profit (loss) for the period of Associates	6,921	4,280
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Total assets	40,484	43,039
Total liabilities	41,176	42,915
Sales of Associates	7,066	5,802
Profit (loss) for the period of Associates	(914)	(637)
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Total assets	75,664	53,934
Total liabilities	72,442	56,533
Sales of Associates	2,796	0
Profit (loss) for the period of Associates	(58)	(920)
Korea Energy Solution Co., Ltd.
Disclosure of associates [line items]
Total assets	654	1,009
Total liabilities	40	25
Sales of Associates	228	78
Profit (loss) for the period of Associates	(347)	(280)
ITR Co., Ltd.
Disclosure of associates [line items]
Total assets	529	418
Total liabilities	372	220
Sales of Associates	135	153
Profit (loss) for the period of Associates	(29)	(66)
Structure test network Co., Ltd.
Disclosure of associates [line items]
Total assets	1,665	101
Total liabilities	400	234
Sales of Associates	1,451	99
Profit (loss) for the period of Associates	1,134	27
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of associates [line items]
Total assets	56,376	63,041
Total liabilities	54,104	62,488
Sales of Associates	7,095	1,128
Profit (loss) for the period of Associates	(1,280)	(4,655)
Indeck Niles Development, LLC
Disclosure of associates [line items]
Total assets	1,051,557	772,124
Total liabilities	729,078	738,826
Sales of Associates	0	0
Profit (loss) for the period of Associates	(25,184)	(29,392)
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Total assets	347	314
Total liabilities	13	11
Sales of Associates	2,232	2,272
Profit (loss) for the period of Associates	1,135	1,139
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Total assets	14,778	15,157
Total liabilities	211	206
Sales of Associates	848	634
Profit (loss) for the period of Associates	815	603
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,997	1,974
Total liabilities	30	8
Sales of Associates	0	0
Profit (loss) for the period of Associates	2	0
KPGE Inc.
Disclosure of associates [line items]
Total assets	1,086	1,021
Total liabilities	20	32
Sales of Associates	709	354
Profit (loss) for the period of Associates	77	5
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Total assets	320,001	339,223
Total liabilities	309,796	329,298
Sales of Associates	14,615	13,192
Profit (loss) for the period of Associates	125	(329)
Go deok Clean Energy Co., Ltd
Disclosure of associates [line items]
Total assets	65,566	1,639
Total liabilities	54,811	65
Sales of Associates	0	0
Profit (loss) for the period of Associates	(2,482)	(1,382)
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Total assets	612	400
Total liabilities	79	47
Sales of Associates	733	303
Profit (loss) for the period of Associates	205	(108)
SEP Co., Ltd.
Disclosure of associates [line items]
Total assets	132	164
Total liabilities	100	100
Sales of Associates	0	0
Profit (loss) for the period of Associates	(2)	(63)
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Total assets	1,512	1,163
Total liabilities	876	613
Sales of Associates	1,887	1,208
Profit (loss) for the period of Associates	229	390
Tronix Co., Ltd.
Disclosure of associates [line items]
Total assets	1,002	942
Total liabilities	455	349
Sales of Associates	2,228	2,030
Profit (loss) for the period of Associates	89	(6)
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Total assets	231	233
Total liabilities	54	125
Sales of Associates	345	285
Profit (loss) for the period of Associates	3	(57)
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	142,858	147,908
Total liabilities	138,987	144,898
Sales of Associates	15,582	6,017
Profit (loss) for the period of Associates	(156)	(2,365)
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Total assets	22,159	11,164
Total liabilities	23,158	11,551
Sales of Associates	0	0
Profit (loss) for the period of Associates	(608)	(309)
Jeju SolarOne Co., Ltd.
Disclosure of associates [line items]
Total assets		1,608
Total liabilities		14
Sales of Associates		0
Profit (loss) for the period of Associates		(4)
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Total assets	52,443	56,332
Total liabilities	45,799	50,524
Sales of Associates	6,388	2,809
Profit (loss) for the period of Associates	836	(262)
Saemangeum Heemang Photovoltaic Co.,Ltd.
Disclosure of associates [line items]
Total assets	157,298	35,447
Total liabilities	130,158	6,070
Sales of Associates	902	0
Profit (loss) for the period of Associates	(2,237)	(1,943)
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	51,471	100
Total liabilities	36,450	0
Sales of Associates	0	0
Profit (loss) for the period of Associates	(900)	0
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	65,754	72,557
Total liabilities	62,716	67,297
Sales of Associates	6,915	8,927
Profit (loss) for the period of Associates	(2,085)	(1,576)
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	5,833	1,182
Total liabilities	4,186	0
Sales of Associates	469	0
Profit (loss) for the period of Associates	36	0
Muan Solar Park Co., Ltd.
Disclosure of associates [line items]
Total assets	226,920	245,431
Total liabilities	198,132	225,057
Sales of Associates	30,990	14,359
Profit (loss) for the period of Associates	8,639	(966)
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	22,430	23,360
Total liabilities	19,604	20,876
Sales of Associates	3,452	1,611
Profit (loss) for the period of Associates	626	686
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Total assets	278,981	295,570
Total liabilities	249,143	271,396
Sales of Associates	37,691	1,900
Profit (loss) for the period of Associates	5,996	(1,684)
Daewon Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	131,218	15,370
Total liabilities	116,100	122
Sales of Associates	18	0
Profit (loss) for the period of Associates	(130)	₩ (93)
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Disclosure of associates [line items]
Total assets	1,409
Total liabilities	100
Sales of Associates	836
Profit (loss) for the period of Associates	64
G.GURU Co., Ltd.
Disclosure of associates [line items]
Total assets	1,644
Total liabilities	8
Sales of Associates	58
Profit (loss) for the period of Associates	(346)
UD4M Co., Ltd.
Disclosure of associates [line items]
Total assets	1,359
Total liabilities	205
Sales of Associates	1,004
Profit (loss) for the period of Associates	196
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	18,794
Total liabilities	17,721
Sales of Associates	2,394
Profit (loss) for the period of Associates	163
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	19,828
Total liabilities	18,384
Sales of Associates	2,647
Profit (loss) for the period of Associates	315
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Total assets	238
Total liabilities	27
Sales of Associates	86
Profit (loss) for the period of Associates	6
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Total assets	2,758
Total liabilities	3
Sales of Associates	0
Profit (loss) for the period of Associates	(123)
Kosture Co., Ltd.
Disclosure of associates [line items]
Total assets	150
Total liabilities	26
Sales of Associates	166
Profit (loss) for the period of Associates	11
Digital Innovation Growth Fund
Disclosure of associates [line items]
Total assets	12,857
Total liabilities	0
Sales of Associates	4
Profit (loss) for the period of Associates	(143)
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	166,172
Total liabilities	124,570
Sales of Associates	22,773
Profit (loss) for the period of Associates	8,732
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	4,901
Total liabilities	20
Sales of Associates	0
Profit (loss) for the period of Associates	(101)
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	400
Total liabilities	396
Sales of Associates	0
Profit (loss) for the period of Associates	(17)
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Total assets	28,972
Total liabilities	9,456
Sales of Associates	0
Profit (loss) for the period of Associates	(1,233)
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	9,566
Total liabilities	681
Sales of Associates	0
Profit (loss) for the period of Associates	(2)
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	105,259
Total liabilities	96,963
Sales of Associates	0
Profit (loss) for the period of Associates	₩ (190)